INCOME TAXES AND TAX RELATED PAYMENTS (Federal Taxible Income) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Federal taxable income		$ 90.7	$ 80.9	$ 53.5	$ 77.6
2014: Estimated	127.4
2015 - 2022: Average Required	$ 91.7